Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

7. Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets as at December 31, 2021 and December 31, 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Insurance and other claims	$6,265	$762
Advances to suppliers and other assets	7,963	2,329
Prepaid insurances	2,657	584
Other (1)	8,339	3,036
Total	$25,224	$6,711

(1)	Includes current portion of straight-line, scrubber equipment and installation claim.